UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-07811

Exact name of registrant as specified in charter:	Jennison US Emerging Growth Fund

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	10/31/2006

Date of reporting period:	1/31/2006

Item 1. Schedule of Investments

Jennison U.S. Emerging Growth Fund, Inc.

Schedule of Investments

as of January 31, 2006 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 96.1%
COMMON STOCKS

Air Freight & Logistics 1.5%
90,700	UTI Worldwide, Inc.(b)	$9,499,011

Biotechnology 2.5%
288,400	ImClone Systems, Inc.(a)(b)	10,391,052
88,200	Invitrogen Corp.(a)(b)	6,075,216

		16,466,268

Capital Markets 5.2%
312,200	Eaton Vance Corp.	8,997,604
198,100	Lazard Ltd. (Class A)(b)	7,103,866
25,000	Legg Mason, Inc.	3,242,500
179,100	Nuveen Investments, Inc. (Class A)	8,125,767
322,600	TD Ameritrade Holding Corp.	6,529,424

		33,999,161

Chemicals 3.1%
216,800	Ecolab, Inc.(b)	7,763,608
143,100	Monsanto Co.	12,107,691

		19,871,299

Commercial Services & Supplies 8.0%
78,500	Administaff, Inc.	3,378,640
369,100	ARAMARK Corp. (Class B)	9,836,515
105,000	Choice Point, Inc.(a)	4,317,600
126,600	Iron Mountain, Inc.(a)(b)	5,276,688
360,600	Monster Worldwide, Inc.(a)(b)	15,383,196
112,000	Paychex, Inc.	4,071,200
118,400	Robert Half International, Inc.	4,325,152
88,300	Stericycle, Inc.(a)(b)	5,277,691

		51,866,682

Communications Equipment 1.9%
441,500	Comverse Technology, Inc.(a)	12,092,685

Computers & Peripherals 2.5%
193,700	Avid Technology, Inc.(a)(b)	9,621,079
87,100	Intermec, Inc.(a)	3,037,177
105,600	Rackable Systems, Inc.(a)	3,173,280

		15,831,536

Diversified Consumer Services 1.3%
266,800	Education Management Corp.(a)	8,169,416

Electrical Equipment 0.4%
61,400	Ametek, Inc.	2,525,996

Electronic Equipment & Instruments 2.8%
155,900	Amphenol Corp. (Class A)	7,924,397
235,600	Insight Enterprises, Inc.(a)	4,926,396
190,200	Tektronix, Inc.	5,610,900

		18,461,693

Energy Equipment & Services 6.4%
257,200	Grant Prideco, Inc.(a)	12,883,148
104,400	National-Oilwell Varco, Inc.(a)	7,941,708
201,000	Pride International, Inc.(a)	7,097,310
130,800	Todco (Class A)	5,833,680
172,600	Weatherford International Ltd.(a)	7,729,028

		41,484,874

Health Care Equipment & Supplies 8.1%
168,200	Bausch & Lomb, Inc.	11,361,910
53,700	Densply International, Inc.	2,883,690
145,600	Fisher Scientific International, Inc.(a)	9,736,272
157,700	Mentor Corp.(b)	7,096,500
254,200	Resmed, Inc.(a)	10,025,648
151,600	Respironics, Inc.(a)	5,462,148
108,700	Varian Medical Systems, Inc.(a)(b)	6,544,827

		53,110,995

Health Care Providers & Services 8.6%
95,800	Caremark Rx, Inc.(a)	4,722,940
186,600	Cerner Corp.(a)(b)	8,397,000
179,700	DaVita, Inc.(a)	9,838,575
244,400	Medco Health Solutions, Inc.(a)	13,222,040
199,500	Omnicare, Inc.	9,915,150
194,500	Quest Diagnostics, Inc.	9,614,135

		55,709,840

Hotels, Restaurants & Leisure 2.3%
249,700	GTECH Holdings Corp.	8,344,974
266,000	Hilton Hotels Corp.(b)	6,631,380

		14,976,354

Internet & Catalog Retail 0.7%
278,000	GSI Commerce, Inc.(a)(b)	4,689,860

Internet Software & Services 3.3%
346,300	Akamai Technologies, Inc.(a)(b)	7,559,729
151,800	Digital River, Inc.(a)(b)	5,097,444
188,900	Equinix, Inc.(a)(b)	8,865,077

		21,522,250

IT Services 1.0%
126,900	CheckFree Corp.(a)(b)	6,575,958

Machinery 1.3%
149,500	Danaher Corp.(b)	8,467,680

Media 3.3%
152,500	E.W. Scripps Co. (The)(Class A)(b)	7,371,850
61,600	Getty Images, Inc. (a)(b)	5,029,640
321,200	Regal Entertainment Group (Class A)(b)	5,945,412
121,700	XM Satellite Radio Holdings, Inc. (Class A)(a)(b)	3,186,106

		21,533,008

Metals & Mining 3.2%
33,500	Arch Coal, Inc.	2,905,120
302,900	Goldcorp, Inc.(b)	8,287,344
345,900	Harmony Gold Mining Co. Ltd. (ADR) (South Africa)(a)	6,444,117
80,000	Massey Energy Corp.	3,300,000

		20,936,581

Oil, Gas & Consumable Fuels 3.3%
103,200	Noble Energy, Inc.	4,776,096
227,900	Southwestern Energy Co.(a)	9,831,606
94,300	Tesoro Petroleum Corp.	6,833,921

		21,441,623

Pharmaceuticals 1.3%
160,900	Endo Pharmaceuticals Holdings, Inc.(a)	4,617,830
86,900	Kos Pharmaceuticals, Inc.(a)	3,807,089

		8,424,919

Real Estate 0.8%
267,500	Host Marriot Corp.	5,336,625

Semiconductor & Semiconductor Equipment 6.2%
123,400	Broadcom Corp. (Class A)(a)(b)	8,415,880
694,400	Integrated Device Technology, Inc.(a)	9,645,216
267,400	Intersil Corp.(Class A)(b)	7,770,644
112,300	Marvell Technology Group Ltd.(a)	7,683,566
164,500	Maxim Integrated Products, Inc.(b)	6,751,080

		40,266,386

Software 9.4%
286,116	Adobe Systems, Inc.	11,364,528
313,200	Amdocs Ltd.(a)	10,085,040
878,500	BEA Systems, Inc.(a)	9,110,045
352,500	Business Objects SA (ADR) (France)(a)(b)	14,628,750
222,200	Citrix Systems, Inc.(a)(b)	6,852,648
115,700	Electronic Arts, Inc.(a)(b)	6,314,906
67,500	NAVTEQ Corp.(a)	3,031,425

		61,387,342

Specialty Retail 3.7%
98,700	Abercrombie & Fitch Co.(Class A)	6,552,693
144,800	Advance Auto Parts, Inc.(a)	6,308,936
124,600	Chico’s FAS, Inc.(a)(b)	5,427,576
139,400	Williams-Sonoma, Inc.(a)(b)	5,545,332

		23,834,537

Wireless Telecommunication Services 4.0%
277,200	American Tower Corp.(Class A)(a)	8,576,568
348,600	NII Holdings, Inc.(a)	17,241,756

		25,818,324

	Total long-term investments
	(cost $485,990,083)	624,300,903

SHORT-TERM INVESTMENT 32.1%
Money Market Mutual Fund
	Dryden Core Investment Fund-Taxable Money Market Series
208,328,497	(cost $208,328,497; includes $183,226,799 of cash collateral received for securities on loan)(c)(d)	208,328,497

	Total Investments 128.2%
	(cost $694,318,580) (e)	832,629,400

	Liabilities in excess of other assets (28.2%)	(183,027,630)

	Net Assets 100%	$649,601,770

ADR – American Depositary Receipt

(a)	Non-income producing security.
(b)	All or a portion of security is on loan. The aggregate market value of such securities is $176,172,497; cash collateral of $183,226,799 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Dryden Core Investment Fund—Taxable Money Market Series.
(e)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of January 31, 2006 were as follows:

Tax Basis of Investments	Gross Appreciation	Gross Depreciation	Net Unrealized Appreciation
$695,253,999	$145,618,504	$(8,243,103)	$137,375,401

Notes to Schedules of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisers; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. Market values of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities, which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty days are valued at current market quotations.

The Fund invests in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by Pl.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on The Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Jennison US Emerging Growth Fund

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date	March 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date	March 30, 2006

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date	March 30, 2006

*	Print the name and title of each signing officer under his or her signature.